NATURE OF OPERATIONS AND GOING CONCERN - Disclosure of subsidiaries (Details)			1 Months Ended	3 Months Ended
	Nov. 06, 2017	Nov. 07, 2011	Apr. 30, 2012	Nov. 30, 2020	Nov. 30, 2019
Platinum Group Metals (RSA) (Pty) Ltd. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest				100.00%	100.00%
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest	49.90%	49.90%		49.90%	49.90%
Waterberg JV Resources (Pty) Ltd. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest			37.00%	37.05%	37.05%
Lion Battery Technologies Inc. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest				55.00%	55.00%